INCOME TAXES - Schedule Of Components Of Income Taxes In Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Revaluation of property, plant and equipment	$ 1,949	$ 120
Financial contracts and power sale agreements	(116)	(29)
Income tax relating to marketable securities measured at fair value through other comprehensive income	160	76
Foreign currency translation	(1)	(72)
Revaluation of pension obligation	29	5
Total deferred tax in other comprehensive income	$ 2,021	$ 100